Segment Information - Summary of Reportable Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Total net revenues	¥ 4,298,124	$ 614,624	¥ 3,393,414	¥ 3,414,774
Total cost of revenues	(936,780)	$ (133,958)	(776,236)	(901,455)
Impairment of goodwill	0		(403,076)	(354,039)
Segment (loss) income from operations	(84,034)		(627,332)	(781,556)
Operating Segments
Segment Reporting Information [Line Items]
Total net revenues	4,298,124		3,393,414	3,414,774
Total cost of revenues	(936,780)		(776,236)	(901,455)
Advertising, marketing and commission expenses	(2,357,403)		(1,747,401)	(1,677,149)
Impairment of goodwill			(403,076)	(354,039)
Other expenses	(1,087,975)		(1,094,033)	(1,263,687)
Segment (loss) income from operations	(84,034)		(627,332)	(781,556)
Color Cosmetics Brands
Segment Reporting Information [Line Items]
Impairment of goodwill			(5,266)
Color Cosmetics Brands | Operating Segments
Segment Reporting Information [Line Items]
Total net revenues	2,005,911		1,968,350	1,973,726
Total cost of revenues	(510,809)		(488,394)	(574,995)
Advertising, marketing and commission expenses	(1,004,529)		(1,003,978)	(993,920)
Impairment of goodwill			(5,266)
Other expenses	(549,950)		(656,131)	(756,958)
Segment (loss) income from operations	(59,377)		(185,419)	(352,147)
Skincare Brands
Segment Reporting Information [Line Items]
Impairment of goodwill			(397,810)
Skincare Brands | Operating Segments
Segment Reporting Information [Line Items]
Total net revenues	2,277,334		1,393,259	1,383,578
Total cost of revenues	(418,434)		(269,185)	(292,305)
Advertising, marketing and commission expenses	(1,352,874)		(743,423)	(683,229)
Impairment of goodwill			(397,810)	(354,039)
Other expenses	(536,763)		(431,560)	(485,273)
Segment (loss) income from operations	(30,737)		(448,719)	(431,268)
Others | Operating Segments
Segment Reporting Information [Line Items]
Total net revenues	14,879		31,805	57,470
Total cost of revenues	(7,537)		(18,657)	(34,155)
Other expenses	(1,262)		(6,342)	(21,456)
Segment (loss) income from operations	¥ 6,080		¥ 6,806	¥ 1,859